BALANCE SHEETS (USD $)	Jul. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Current Assets:
Cash	$ 301,551	$ 835,878	$ 2,467
Accounts receivable	385,615	34,782	326
Prepaid expenses	174,789	144,726	211,130
Other current assets	52,627	41,560	6,707
Total Current Assets	914,582	1,056,946	220,630
Property and equipment, net	22,045	9,903	555
License agreement	766,000	766,000	640,000
Deferred financing costs	91,406
Total Assets	1,794,033	1,832,849	861,185
Current Liabilities:
Accounts payable	433,819	22,485	24,061
Accrued expenses	112,122	14,723
Notes payable - related party	31,550	51,275
Secured promissory note, net of discount of $59,850 and $-0-, respectively	290,150
Notes payable - current	6,406
Derivative liability	59,850
Advances from related parties			47,936
Total Current Liabilities	933,897	88,483	71,997
Total Liabilities	933,897	88,483	71,997
Stockholders' Equity:
Common stock, $.001 par value, 5,112,861,525 shares authorized	76,744	76,744	69,297
Additional paid-in capital	5,704,668	4,708,487	1,294,717
Accumulated deficit	(4,921,276)	(3,040,865)	(574,826)
Total Stockholders' Equity	860,136	1,744,366	789,188
Total Liabilities and Stockholders' Equity	$ 1,794,033	$ 1,832,849	$ 861,185